F2 Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Finance Income And Expenses [Abstract]
Summary of Financial Income and Expenses
Financial income and expenses
	2020	2019	2018
Contractual interest on ﬁnancial assets	796	1,395	580
of which on ﬁnancial assets at amortized cost	279	591	422
Net revaluation gains and losses on financial assets	(103)	(100)	(429)
Financial income	693	1,295	151

Contractual interest on ﬁnancial liabilities	(1,104)	(1,392)	(1,430)
of which on ﬁnancial liabilities at amortized cost	(383)	(302)	(474)
Net revaluation gains and losses on financial liabilities	9	(69)	(27)

Lease interest expense	(490)	(551)	—
Other financial expenses 1)	(531)	(690)	(575)
Financial expenses	(2,116)	(2,702)	(2,032)

Net foreign exchange gains/losses	827	(395)	(824)
Financial income and expenses, net	(596)	(1,802)	(2,705)
Net gains and losses on financial instruments below includes foreign exchange gains and losses:
Financial instruments at fair value through profit or loss 2)	(2,159)	758	887
Financial liabilities designated at fair value through profit or loss	2,893	(1,322)	(2,087)
Financial assets at fair value through OCI	—	—	(81)

1)   Includes gain of SEK 93 (258) million relating to partial settlement of pension plan liabilities.

2)   Excludes net loss from revaluation of customer finance receivables of SEK 197 million (net loss of SEK 650 million in 2019 and net loss of SEK 1,059 million in 2018), reported as Selling and administrative expenses.